Segment Information (Details) - Schedule of geographic region and reconciliation consolidated revenue, gross profit, and net loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Revenues:
Revenues, net	$ 577,781	$ 321,119	$ 1,166,780	$ 1,114,908	$ 2,140,644	$ 2,552,045
Loss From Operations
Loss From Operations	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)	(9,009,765)	(10,085,749)
Interest Expense	(256,550)	(310,153)	(553,988)	(489,203)	(969,396)	(375,598)
Other income/(expense)	491,881	(342,082)	493,418	(1,317,971)	(1,283,074)	23,920
Loss before income taxes	(3,055,256)	(3,458,856)	(5,538,067)	(7,286,403)	(11,262,235)	(10,437,427)
Income tax expense	(2,354)	(3,592)	(9,542)	(12,466)	(36,323)	(62,931)
Net loss	(3,057,610)	(3,462,448)	(5,547,609)	(7,298,869)	(11,298,558)	(10,500,358)
Identity Management [Member]
Net Revenues:
Revenues, net	488,366	248,986	981,182	929,151	1,791,270	2,090,570
Loss From Operations
Loss From Operations	(2,237,222)	(1,002,837)	(3,692,444)	(2,463,293)	(4,046,792)	(4,899,199)
Payment Processing [Member]
Net Revenues:
Revenues, net	89,415	72,133	185,598	185,757	349,374	455,475
Loss From Operations
Loss From Operations	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)	(4,962,973)	(5,186,550)
North America [Member]
Net Revenues:
Revenues, net	153,687	135,698	301,747	269,252	612,271	642,313
Loss From Operations
Loss From Operations	(2,017,716)	(669,183)	(3,288,119)	(1,076,575)	(2,237,745)	(3,536,664)
South America [Member]
Net Revenues:
Revenues, net	89,415	72,133	185,598	185,757	349,374	455,475
Loss From Operations
Loss From Operations	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)	(4,962,973)	(5,186,550)
Africa [Member]
Net Revenues:
Revenues, net	334,679	113,288	679,435	659,899	1,178,999	1,454,257
Loss From Operations
Loss From Operations	$ (219,506)	$ (333,654)	$ (404,325)	$ (1,386,718)	$ (1,809,047)	$ (1,362,535)